FINANCIAL RISK MANAGEMENT - Schedule of Financial Liabilities Maturity Profile (Details) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
FINANCIAL RISK MANAGEMENT - Schedule of Financial Liabilities Maturity Profile (Details) [Line Items]
Total financial liabilities		$ 810	$ 1,163
Bond liabilities principal amount
FINANCIAL RISK MANAGEMENT - Schedule of Financial Liabilities Maturity Profile (Details) [Line Items]
Total financial liabilities		38	585
Bond liabilities accrued interest
FINANCIAL RISK MANAGEMENT - Schedule of Financial Liabilities Maturity Profile (Details) [Line Items]
Total financial liabilities		2	6
Lease liabilities
FINANCIAL RISK MANAGEMENT - Schedule of Financial Liabilities Maturity Profile (Details) [Line Items]
Total financial liabilities	[1]	572	461
Trade and other payables
FINANCIAL RISK MANAGEMENT - Schedule of Financial Liabilities Maturity Profile (Details) [Line Items]
Total financial liabilities		141	103	[2]
Loan Note Payable - VEON Amsterdam B.V.
FINANCIAL RISK MANAGEMENT - Schedule of Financial Liabilities Maturity Profile (Details) [Line Items]
Total financial liabilities		57
Loans
FINANCIAL RISK MANAGEMENT - Schedule of Financial Liabilities Maturity Profile (Details) [Line Items]
Total financial liabilities			8
Demand and less than 3 months
FINANCIAL RISK MANAGEMENT - Schedule of Financial Liabilities Maturity Profile (Details) [Line Items]
Total financial liabilities		181	123
Demand and less than 3 months | Bond liabilities principal amount
FINANCIAL RISK MANAGEMENT - Schedule of Financial Liabilities Maturity Profile (Details) [Line Items]
Total financial liabilities		38
Demand and less than 3 months | Bond liabilities accrued interest
FINANCIAL RISK MANAGEMENT - Schedule of Financial Liabilities Maturity Profile (Details) [Line Items]
Total financial liabilities		2
Demand and less than 3 months | Lease liabilities
FINANCIAL RISK MANAGEMENT - Schedule of Financial Liabilities Maturity Profile (Details) [Line Items]
Total financial liabilities			20	[1]
Demand and less than 3 months | Trade and other payables
FINANCIAL RISK MANAGEMENT - Schedule of Financial Liabilities Maturity Profile (Details) [Line Items]
Total financial liabilities		141	103	[2]
Demand and less than 3 months | Loan Note Payable - VEON Amsterdam B.V.
FINANCIAL RISK MANAGEMENT - Schedule of Financial Liabilities Maturity Profile (Details) [Line Items]
Total financial liabilities
Demand and less than 3 months | Loans
FINANCIAL RISK MANAGEMENT - Schedule of Financial Liabilities Maturity Profile (Details) [Line Items]
Total financial liabilities
3 months to 12 months
FINANCIAL RISK MANAGEMENT - Schedule of Financial Liabilities Maturity Profile (Details) [Line Items]
Total financial liabilities		157	661
3 months to 12 months | Bond liabilities principal amount
FINANCIAL RISK MANAGEMENT - Schedule of Financial Liabilities Maturity Profile (Details) [Line Items]
Total financial liabilities			585
3 months to 12 months | Bond liabilities accrued interest
FINANCIAL RISK MANAGEMENT - Schedule of Financial Liabilities Maturity Profile (Details) [Line Items]
Total financial liabilities			6
3 months to 12 months | Lease liabilities
FINANCIAL RISK MANAGEMENT - Schedule of Financial Liabilities Maturity Profile (Details) [Line Items]
Total financial liabilities	[1]	100	62
3 months to 12 months | Trade and other payables
FINANCIAL RISK MANAGEMENT - Schedule of Financial Liabilities Maturity Profile (Details) [Line Items]
Total financial liabilities
3 months to 12 months | Loan Note Payable - VEON Amsterdam B.V.
FINANCIAL RISK MANAGEMENT - Schedule of Financial Liabilities Maturity Profile (Details) [Line Items]
Total financial liabilities		57
3 months to 12 months | Loans
FINANCIAL RISK MANAGEMENT - Schedule of Financial Liabilities Maturity Profile (Details) [Line Items]
Total financial liabilities			8
12 months to 5 years
FINANCIAL RISK MANAGEMENT - Schedule of Financial Liabilities Maturity Profile (Details) [Line Items]
Total financial liabilities		370	305
12 months to 5 years | Bond liabilities principal amount
FINANCIAL RISK MANAGEMENT - Schedule of Financial Liabilities Maturity Profile (Details) [Line Items]
Total financial liabilities
12 months to 5 years | Bond liabilities accrued interest
FINANCIAL RISK MANAGEMENT - Schedule of Financial Liabilities Maturity Profile (Details) [Line Items]
Total financial liabilities
12 months to 5 years | Lease liabilities
FINANCIAL RISK MANAGEMENT - Schedule of Financial Liabilities Maturity Profile (Details) [Line Items]
Total financial liabilities	[1]	370	305
12 months to 5 years | Trade and other payables
FINANCIAL RISK MANAGEMENT - Schedule of Financial Liabilities Maturity Profile (Details) [Line Items]
Total financial liabilities
12 months to 5 years | Loan Note Payable - VEON Amsterdam B.V.
FINANCIAL RISK MANAGEMENT - Schedule of Financial Liabilities Maturity Profile (Details) [Line Items]
Total financial liabilities
12 months to 5 years | Loans
FINANCIAL RISK MANAGEMENT - Schedule of Financial Liabilities Maturity Profile (Details) [Line Items]
Total financial liabilities
More than 5 years
FINANCIAL RISK MANAGEMENT - Schedule of Financial Liabilities Maturity Profile (Details) [Line Items]
Total financial liabilities		102	74
More than 5 years | Bond liabilities principal amount
FINANCIAL RISK MANAGEMENT - Schedule of Financial Liabilities Maturity Profile (Details) [Line Items]
Total financial liabilities
More than 5 years | Bond liabilities accrued interest
FINANCIAL RISK MANAGEMENT - Schedule of Financial Liabilities Maturity Profile (Details) [Line Items]
Total financial liabilities
More than 5 years | Lease liabilities
FINANCIAL RISK MANAGEMENT - Schedule of Financial Liabilities Maturity Profile (Details) [Line Items]
Total financial liabilities	[1]	102	74
More than 5 years | Trade and other payables
FINANCIAL RISK MANAGEMENT - Schedule of Financial Liabilities Maturity Profile (Details) [Line Items]
Total financial liabilities
More than 5 years | Loan Note Payable - VEON Amsterdam B.V.
FINANCIAL RISK MANAGEMENT - Schedule of Financial Liabilities Maturity Profile (Details) [Line Items]
Total financial liabilities
More than 5 years | Loans
FINANCIAL RISK MANAGEMENT - Schedule of Financial Liabilities Maturity Profile (Details) [Line Items]
Total financial liabilities

[1]	Lease liabilities in the maturity profile presents undiscounted future value of payments, however, Statement of financial position shows present/discounted value of lease liabilities
[2]	Prior period comparatives have been reclassified to conform with the current period presentation